PREPAYMENTS, RECEIVABLES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2023
PREPAYMENTS, RECEIVABLES AND OTHER ASSETS
PREPAYMENTS, RECEIVABLES AND OTHER ASSETS

5. PREPAYMENTS, RECEIVABLES AND OTHER ASSETS

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
Current:
Advances to suppliers	618,694	574,170
Deposits paid to real estate developers (i)	530,308	222,604
Prepaid rental and other deposits	1,243,443	1,625,026
Staff advances	68,035	65,253
Receivables from escrow account	34,118	6,676
Interests receivable	11,035	14,664
VAT‑input deductible	660,104	707,416
Prepaid income tax	108,972	177,560
Inventories	127,558	304,208
Capitalized costs of obtaining contracts	155,636	338,811
Others	499,940	630,588
Total	4,057,843	4,666,976

Non‑current:
Deferred tax asset (Note 18)	856,958	1,113,692
VAT-input deductible	169,879	192,991
Prepayment for land use right (ii)	—	154,575
Others	5,414	11,783
Total	1,032,251	1,473,041
(i)	Deposits paid to real estate developers

Deposits paid to real estate developers refer to the earnest deposits paid by the Group to developers for new home transaction service contracts.

(ii)	Prepayment for land use right

The Company entered into a 40 years land use right purchase agreement in October 2023 at a total consideration of RMB309 million. Pursuant to the agreement, 50% of the total consideration is scheduled to be paid in 2023 with the rest to be paid in 2024. The land use right purchased related to a parcel of land located in Hangzhou, which was acquired for the Group’s home renovation and furnishing business. RMB154.6 million has been paid off as of December 31, 2023 and the rest RMB154.6 million was paid off in January 2024 upon maturity. Currently, the Group’s is going through certain procedures related to the land use right certification.